Related Party Balances and Transactions - Schedule of Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Yongbao Insurance Agency Co., Ltd. and subsidiaries [Member]
Schedule of Related Parties [Line Items]
Related parties, Relationship	Common shareholder
Related parties, Nature	Inter-transaction
Related parties, Repayment terms	Repayment on demand
Amount due from related parties	$ 15	$ 14
Wang Yaxian [Member]
Schedule of Related Parties [Line Items]
Related parties, Relationship	Shareholder of the Company
Related parties, Nature	Other receivables
Related parties, Repayment terms	Repayment on demand
Amount due from related parties	$ 3,550	3,550
Feng Weidong [Member]
Schedule of Related Parties [Line Items]
Related parties, Relationship	CTO of the Company
Related parties, Nature	Other receivables
Related parties, Repayment terms	Repayment on demand
Amount due from related parties	$ 3,550	3,550
Wu Xianlong [Member]
Schedule of Related Parties [Line Items]
Related parties, Relationship	Director of a subsidiary
Related parties, Nature	Account receivables & Other receivables
Related parties, Repayment terms	Repayment on demand
Amount due from related parties	$ 1,900	1,900
Qingdao SOS Industry Holding Co, Ltd [Member]
Schedule of Related Parties [Line Items]
Related parties, Relationship	Related Party
Related parties, Nature	Other receivables
Related parties, Repayment terms	Repayment on demand
Amount due from related parties	$ 31,394	30,460
Wang Yilin [Member]
Schedule of Related Parties [Line Items]
Related parties, Relationship	Director of China SOS
Related parties, Nature	Account payables
Related parties, Repayment terms	Repayment on demand
Amount due to related parties	$ 1	1
Wu Wenbin [Member]
Schedule of Related Parties [Line Items]
Related parties, Relationship	Non-executive director
Related parties, Nature	Account payables
Related parties, Repayment terms	Repayment on demand
Amount due to related parties	$ 25	25
Li Sing Leung [Member]
Schedule of Related Parties [Line Items]
Related parties, Relationship	CFO of the Company
Related parties, Nature	Other payables
Related parties, Repayment terms	Repayment on demand
Amount due to related parties	$ 9	9
Wang Yaxian [Member]
Schedule of Related Parties [Line Items]
Related parties, Relationship	Shareholder of the Company
Related parties, Nature	Other payables
Related parties, Repayment terms	Repayment on demand
Amount due to related parties	$ 1,000	1,000
Qingdao SOS Industry Holding Co, Ltd. [Member]
Schedule of Related Parties [Line Items]
Related parties, Relationship	Related Party
Related parties, Nature	Other payables
Related parties, Repayment terms	Repayment on demand
Amount due to related parties	$ 607	607
Related Party [Member]
Schedule of Related Parties [Line Items]
Amount due from related parties	40,409	39,474
Amount due to related parties	$ 1,642	$ 1,642